RELATED-PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jul. 29, 2020
IfrsStatementLineItems [Line Items]
Annual payment				$ 10,000
Debt interest rate	8.00%
Interest on notes payable	$ 189,926	$ 162,724	$ 118,144
Debt Forgiven From A Company Controlled By Officers and Directors [Member]
IfrsStatementLineItems [Line Items]
Foregiveness of debt			$ 16,925